Financial liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Financial liabilities

26. Financial liabilities

Total financial liabilities amounted to EUR 470,874 thousand and EUR 434,605 thousand at December 31, 2025 and at December 31, 2024 respectively; the balances in financial liabilities are as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Lease liabilities	4,382	5,092
Bank overdrafts and short-term loan facilities	30,001	50,030
Bank loans	87,363	56,812
Fair value of derivatives	592	3,420
Financial liabilities for accrued interests	1,169	1,573
Total current financial liabilities	123,507	116,927

Lease liabilities	9,377	11,809
Bank loans	287,929	255,437
Notes	49,853	49,790
Fair value of derivatives	208	642
Total non-current financial liabilities	347,367	317,678

Financial Liabilities	470,874	434,605

Financial liabilities mainly include bank loans (current and non-current portions), lease liabilities (current and non-current portions) and notes.

On April 16, 2020 Stevanato Group entered into a note purchase and private shelf agreement with PGIM, Inc. and certain of its affiliates, pursuant to which, for a period of three years following the date of the agreement, Stevanato could have issued, and PGIM, Inc. or certain of its affiliates could have purchased, up to USD 69,540 thousand of Stevanato notes. Additionally, on the same date, Stevanato Group issued EUR 50,000 thousand of Senior Notes, Series A, due April 16, 2028 to PGIM, Inc., with a fixed interest rate of 1.4%. Repayment of the Notes is required to be made in two tranches, EUR 25,000 thousand on April 16, 2027, and the remainder at the expiration of the notes. Pursuant to the agreement, Nuova Ompi s.r.l. provided to PGIM, Inc. and its affiliates a subsidiary guarantee, guaranteeing the repayment of the notes. The balance outstanding at December 31, 2025 and 2024 was EUR 49,853 thousand and EUR 49,790 thousand respectively.

The Note Purchase Agreement imposes certain covenants on the Group, including: (i) the notes must always rank at least pari passu with all other unsecured and unsubordinated indebtedness of the company and the guarantor; (ii) any covenant included in a different financing agreement which is more favorable to the lenders must apply to the Note Purchase Agreement, as well; (iii) no merger or consolidation for any guarantor unless expressly permitted by the Note Purchase Agreement; (iv) no dealings with sanctioned entities; (v) the ratio of consolidated net debt to consolidated EBITDA not to be greater than 3.50 to 1.00 with an increase of up to 4.0x once; (vi) consolidated net debt to equity not to be greater than 2 to 1; (vii) no liens in excess of a certain amount except for, among others, (a) existing ones, (b) tax liens, (c) liens in the ordinary course of business, (d) judgment liens; (viii) no sale of assets in excess of a certain amount; (ix) no subsidiary indebtedness beyond a certain basket; and (x) no segregation of assets under Italian law.

At December 31, 2025 and 2024, all financial covenants are complied with.

At December 31, 2025, the bank loans amounted to a total of EUR 375,292 thousand compared to EUR 312,249 thousand at December 31, 2024 (excluding the financial liabilities for accrued interests). The increase was mainly due to the draw down of three loans including one with Banca Monte dei Paschi di Siena, one with Banco BPM and one with Banca BNP - BNL for an aggregate principal amount of EUR 120,000 thousand. The loan granted by Banca Monte dei Paschi, amounting to EUR 20,000 thousand, which was fully drawn as of December 31, 2025, has a five-year term, with three years of interest-only payments and two years of amortizing period, with quarterly repayment of the installments at a constant principal portion. The loan granted by Banco BPM, amounting to EUR 50,000 thousand, which was fully drawn as of December 31, 2025, has a six-year tenor, with 18 months of interest-only payments and 54 months of amortizing period, with quarterly repayment of the installments at a constant principal portion. The loan with Banca BNP - BNL, for an overall amount of EUR 100,000 thousand of which EUR 50,000 thousand was drawn down at December 31, 2025, has a six-year tenor, with two years of interest-only payments and four years of amortizing period, with semi-annual repayment of the installments at a constant principal portion. These loans require compliance with a covenant based on the net debt to consolidated EBITDA ratio which must not exceed 3.5 for the term of the loans.

In addition to the above, in June 2025, the Group secured a further loan with Cassa Depositi e Prestiti ("CDP") for EUR 50,000 thousand to support the expansion of production capacity, primarily for the new facility in Latina, Italy. The loan has a six-year tenor, with two years of interest-only payments and four years of amortizing period, with semi-annual repayment of the installments at a constant principal portion. This loan requires compliance with a covenant based on the net debt to consolidated EBITDA ratio which must not exceed 3.5 for the term of the loan. At December 31, 2025, this loan had not been drawn down, therefore no financial liability was recognized at the reporting date.

For the year ended December, 2025, the Group repaid bank loans for a total of EUR 56,893 thousand.

The decrease in bank overdrafts and short term loans was mainly due to the repayment of some short-term financing.

The following table sets forth the reconciliation of total borrowings (inclusive of accrued interest):

	At December 31,	Cash flows			Non-cash changes		At December 31,
	2024	Proceeds	Repayments	Accrued interest paid in the period	Amortized Cost	Accrued interest in the period	2025
	(EUR thousand)
Bank loans	313,552	120,000	(56,893)	(1,304)	(63)	995	376,287
Bank overdrafts and short-term loan facilities	50,299	30,001	(50,030)	(269)	—	174	30,175
Notes	49,790	—	—	—	63	—	49,853
Total Borrowings	413,641	150,001	(106,923)	(1,573)	—	1,169	456,315

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

At December 31, 2025

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	87,488	2026	3.11%	87,488
	EUR	107,952	2027	3.11%	107,952
	EUR	88,611	2028	3.07%	88,611
	EUR	43,611	2029	3.02%	43,611
	EUR	36,111	2030	2.96%	36,111
	EUR	11,806	2031	2.88%	11,806
Amortized Cost	EUR	(287)	2026-2031		(287)
Total Bank Loans					375,292

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(147)	2026-2028		(147)
Total Notes					49,853

Overdrafts and short-term loan facilities	EUR	30,001	2026	2.07%	30,001
Total Overdrafts and short-term loan facilities					30,001

Total Bank Loans and Overdrafts					455,146

At December 31, 2024

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	56,893	2025	3.64%	56,893
	EUR	87,488	2026	3.84%	87,488
	EUR	90,591	2027	3.95%	90,591
	EUR	57,500	2028	4.03%	57,500
	EUR	10,000	2029	4.23%	10,000
	EUR	10,000	2030	4.23%	10,000
Amortized Cost	EUR	(223)	2025-2030		(223)
Total Bank Loans					312,249

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(210)	2025-2028		(210)
Total Notes					49,790

Overdrafts and short-term loan facilities	EUR	50,001	2025	3.02%	50,001
	DKK	220	2025	4.19%	29
Total Overdrafts and short-term loan facilities					50,030

Total Bank Loans and Overdrafts					412,069

The Group’s bank loans and overdrafts generally accrue interest at variable rates determined as EURIBOR (with maturities consistent with the interest periods of the relevant facilities) plus a contractual spread. Interest is calculated on the outstanding principal amount and is payable on a quarterly or semi‑annual basis, depending on the terms of the relevant agreements. The Group’s notes bear interest at fixed rates for the entire duration of the instruments. Interest on the notes is calculated on the nominal amount outstanding and is payable semi‑annually.

Certain bank loans require compliance with certain covenants on the Group consolidated figures, including: (i) not to exceed certain consolidated net debt to consolidated EBITDA ratios (not greater than 4.0 to 1.0 in one of the loan agreements and not greater than 3.5 to 1.0 in the remaining agreements); (ii) to maintain a consolidated net debt to equity ratio equal to or lower than 2 to 1; (iii) not to sell assets having a value, or to grant liens or loans to third parties, exceeding certain amounts; (iv) to ensure that the loans always rank at least pari passu with other debt of the company; (v) not to segregate assets (as defined under Italian law); and (vi) not to distribute dividends or reserves nor to carry out extraordinary transactions resulting in the breach of financial covenants.

At December 31, 2025 and 2024, all financial covenants are complied with.